segment information - Operating revenue (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Operating revenues
Operating revenues (arising from contracts with customers)	$ 4,934	$ 4,373	$ 9,859	$ 8,629
Intangible assets	19,871		19,871		$ 19,871	$ 19,239
Accumulated impairment losses of goodwill	10,015		10,015		10,015	9,125
Other income	12	28	51	54
Operating revenues and other income	4,946	4,401	9,910	8,683
EBITDA	1,588	1,593	3,209	3,162	6,453	6,406	$ 6,540
Restructuring and other costs included in EBITDA	115	29	274	68	446	$ 240
Gain on disposition of financial solutions business							410
Capital expenditures					$ 3,105		$ 3,787
Capital Expenditures			1,520
TELUS technology solutions
Operating revenues
Operating revenues (arising from contracts with customers)	4,211	3,701	8,380	7,313
Other income	12	28	51	54
Total external revenues	4,223	3,729	8,431	7,367
Intersegment revenues	4	4	8	8
Operating revenues and other income	4,227	3,733	8,439	7,375
EBITDA	1,457	1,417	2,910	2,817
Restructuring and other costs included in EBITDA	94	19	235	54
Equity (income) loss related to real estate joint venture			(1)
Adjusted EBITDA	1,551	1,436	3,144	2,871
Capital expenditures	773	1,016
Capital Expenditures			1,466	1,818
Adjusted EBITDA less CAPEX, excluding spectrum licences	778	420
TELUS technology solutions | Service
Operating revenues
Operating revenues (arising from contracts with customers)	3,635	3,185	7,224	6,306
TELUS technology solutions | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	576	516	1,156	1,007
Mobile
Operating revenues
Operating revenues (arising from contracts with customers)	2,237	2,082	4,451	4,099
Mobile | Service
Operating revenues
Operating revenues (arising from contracts with customers)	1,748	1,647	3,473	3,247
Mobile | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	489	435	978	852
Fixed
Operating revenues
Operating revenues (arising from contracts with customers)	1,974	1,619	3,929	3,214
Fixed | Service
Operating revenues
Operating revenues (arising from contracts with customers)	1,887	1,538	3,751	3,059
Fixed | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	87	81	178	155
Digitally-led customer experiences - TELUS International
Operating revenues
Operating revenues (arising from contracts with customers)	723	672	1,479	1,316
Other income	0		0
Total external revenues	723	672	1,479	1,316
Intersegment revenues	173	125	345	240
Operating revenues and other income	896	797	1,824	1,556
EBITDA	131	176	299	345
Restructuring and other costs included in EBITDA	21	10	39	14
Equity (income) loss related to real estate joint venture			0
Adjusted EBITDA	152	186	338	359
Capital expenditures	34	38
Capital Expenditures			54	69
Adjusted EBITDA less CAPEX, excluding spectrum licences	118	148
Digitally-led customer experiences - TELUS International | Service
Operating revenues
Operating revenues (arising from contracts with customers)	723	672	1,479	1,316
Digitally-led customer experiences - TELUS International | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	0		0
Consolidated
Operating revenues
Operating revenues (arising from contracts with customers)	4,934	4,373	9,859	8,629
Other income	12	28	51	54
Total external revenues	4,946	4,401	9,910	8,683
Intersegment revenues	0		0
Operating revenues and other income	4,946	4,401	9,910	8,683
EBITDA	1,588	1,593	3,209	3,162
Restructuring and other costs included in EBITDA	115	29	274	68
Equity (income) loss related to real estate joint venture			(1)
Adjusted EBITDA	1,703	1,622	3,482	3,230
Capital expenditures	807	1,054
Capital Expenditures				1,887
Adjusted EBITDA less CAPEX, excluding spectrum licences	896	568
Consolidated | Service
Operating revenues
Operating revenues (arising from contracts with customers)	4,358	3,857	8,703	7,622
Consolidated | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	576	516	1,156	1,007
Eliminations
Operating revenues
Operating revenues (arising from contracts with customers)	0		0	0
Other income	0		0	0
Total external revenues	0		0	0
Intersegment revenues	(177)	(129)	(353)	(248)
Operating revenues and other income	(177)	$ (129)	(353)	(248)
EBITDA	0		0	0
Restructuring and other costs included in EBITDA	0		0	0
Equity (income) loss related to real estate joint venture			0	0
Adjusted EBITDA	0		0	0
Capital expenditures	0
Capital Expenditures			0	0
Adjusted EBITDA less CAPEX, excluding spectrum licences	0
Eliminations | Service
Operating revenues
Operating revenues (arising from contracts with customers)	0		0	0
Eliminations | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	$ 0		$ 0	$ 0